February 14, 2022

U.S. Securities and Exchange Commission via electronic filing
100 F Street, N.E.
Washington, D.C.  20549

Re:	Vanguard Chester Funds Registration Statement on Form N-14

Commissioners:

On behalf of Vanguard Target Retirement Income Fund (the “Income Fund”), a series of Vanguard Chester Funds (the “Trust”), we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”).  This Registration Statement is being filed to register Investor Shares of the Income Fund that would be issued to shareholders of Vanguard Target Retirement 2015 Fund (the “2015 Fund”), also a series of the Trust, in connection with the proposed reorganization of the 2015 Fund into the Income Fund.

It is proposed that this Registration Statement will become effective on March 16, 2022, pursuant to Rule 488 under the 1933 Act.  A definitive information statement/prospectus will be filed and mailed to 2015 Fund shareholders thereafter.

If you have any questions or comments, please contact me at (610) 669-2531 or elizabeth_bestoso@vanguard.com. Thank you for your time and consideration.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso
Senior Counsel
Office of the General Counsel

Enclosures

cc:	Lisa N. Larkin U.S. Securities and Exchange Commission